NOTE 23 - Financial expenses: Schedule of Financial expenses (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Financial expenses
	For the year ended December 31,
	2024	2023
Expense recognized from Derivative liability - Warrants	408	(*) 526
Fair value adjustments of Convertible loans and issuance of Warrants	3,503	1,024
Interest paid on convertible loans	-	416
Interest over Provision for Agricultural Research Organization	403	402
Interest over Short-term loans	70	-
Bank commissions	116	136
Payment gateway fees	579	-
Exchange rate differences	75	-
Interest	762	120
	5,916	2,624

(*) Comparative amounts have been reclassified to conform to the current year presentation (Note 2b)